UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
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The Co-operative Bank P.L.C.
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☑	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018.
Date of Report (Date of filing): February 8, 2019
Commission File Number of securitizer: 025-03532
Central Index Key Number of securitizer: 0001718944
Andrew Beech, 0044161 201 7807
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

INFORMATION TO BE INCLUDED IN THE REPORT
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
The securitizer has no activity to report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 8, 2019
THE CO-OPERATIVE BANK P.L.C. (Securitizer)
By:	/s/ Ashley Lillie
Name: Ashley Lillie Title: Treasurer